Long-Term Loans, Net of Current Maturities (Details) - Schedule of Total Amount to be Paid by the Company - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Amount to be Paid by the Company [Abstract]
2024		$ 170
2025		165
2026		130
2027		113
2028 - 2034	[1]	742
Total		$ 1,320	$ 1,880

[1]	The total amount to be repaid by the Company every year from 2028 until 2034.